Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of accounts receivable

Total accounts receivable
January 1, 2023	$14,167
January 1, 2024	$80,160
December 31, 2024	$—

Schedule of Product Warranty Liability [Table Text Block]

	2024	2023
Balance as of January 1	$192,894	$92,373
Less: Payments made	(217,609)	(358,129)
Add: Provision for current years warranty	238,261	458,650
Balance as of December 31	$213,546	$192,894